Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	¥ 889,600	¥ 634,300
Foreign exchange losses—net	(126,755)	5,382
Trading account profits (losses) —net	(1,367,090)	59,171
Equity investment securities gains (losses)—net	(214)	(1,913)
Equity in earnings of equity method investees—net	186,906	216,085
Reversal of off-balance sheet credit instruments	12,112	6,381
Impairment reversal of assets held for sale	134,141	0
Loss on valuation adjustment for loans held for sale	(209,107)	0
Income (loss) before income tax expense (benefit)	(1,291,685)	1,050,529
Fixed assets:	1,303,300
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	890,000	634,000
Reversal of credit losses	98,000	11,000
Foreign exchange losses—net	(165,000)	(46,000)
Trading account profits (losses) —net	(1,670,000)	4,000
Equity investment securities gains (losses)—net	(433,000)	289,000
Debt investment securities gains (losses)—net	199,000	(24,000)
Equity in earnings of equity method investees—net	187,000	216,000
Reversal of off-balance sheet credit instruments	12,000	6,000
Impairment reversal of assets held for sale	134,000	0
Loss on valuation adjustment for loans held for sale	(209,000)	0
Other—net	(335,000)	(39,000)
Income (loss) before income tax expense (benefit)	(1,292,000)	1,051,000
Fixed assets:	2,391,000	0
U.S. GAAP adjustments and other	1,088,000	0
Segment Reconciling Items | Japanese Gaap
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Fixed assets:	¥ 1,303,000	¥ 0